MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 2018

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated May 30, 2019

to the

Prospectus dated May 1, 2014

Effective on or about June 3, 2019, based on changes to the underlying fund portfolios, the following trust name, subaccount name, and investment advisor name change will apply to the applicable subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD TRUST NAME	NEW TRUST NAME	OLD INVESTMENT ADVISOR	NEW INVESTMENT ADVISOR
Dreyfus Appreciation Fund	BNY Mellon Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.	BNY Mellon Appreciation Fund, Inc.	The Dreyfus Corporation	BNY Mellon Investment Adviser, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice AnnuitySM (IRA Series) dated May 1, 2018 and May 1, 2014